OTHER COMPREHENSIVE INCOME - Tax effects allocated to each component of other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Before Tax Amount
Foreign currency translation adjustments	¥ (188,909)	¥ (52,440)	¥ (459,187)
Unrealized holding gain on securities:
Amount arising during the period	348,300	(37,079)	127,612
Net unrealized holding gain during the period	348,300	(37,079)	127,612
Adjustments related to retirement and severance benefits:
Amount arising during the period	(3,717)	19,831	(24,870)
Net adjustments related to retirement and severance benefits	(3,717)	19,831	(24,870)
Other comprehensive income (loss)	155,674	(69,688)	(356,445)
Tax Benefit (Expense)
Foreign currency translation adjustments	(15,361)	446	9,243
Unrealized holding gain on securities:
Amount arising during the period	(106,650)	21,320	(49,397)
Net unrealized holding gain during the period	(106,650)	21,320	(49,397)
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,138	(6,072)	7,375
Net adjustments related to retirement and severance benefits	1,138	(6,072)	7,375
Other comprehensive income (loss)	(120,873)	15,694	(32,779)
Net of Tax Amount
Foreign currency translation adjustments	(204,270)	(51,994)	(449,944)
Unrealized holding gain on securities:
Amount arising during the period	241,650	(15,759)	78,215
Net unrealized holding gain during the period	241,650	(15,759)	78,215
Adjustments related to retirement and severance benefits:
Amount arising during the period	(2,579)	13,759	(17,495)
Net adjustments related to retirement and severance benefits	(2,579)	13,759	(17,495)
Total other comprehensive income (loss)	¥ 34,801	¥ (53,994)	¥ (389,224)